Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	0000797920
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000000142 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	PSNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.78%*
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 862,000,000
Holdings Count | Holding	223
Investment Company Portfolio Turnover	4.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$862	223	4.07%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
C000000144 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	PNYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.67%*
*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.67%	[2]
Net Assets	$ 862,000,000
Holdings Count | Holding	223
Investment Company Portfolio Turnover	4.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$862	223	4.07%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
C000073393 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%*
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[3]
Net Assets	$ 862,000,000
Holdings Count | Holding	223
Investment Company Portfolio Turnover	4.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$862	223	4.07%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
C000130310 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DNYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$25	0.50%*
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[4]
Net Assets	$ 862,000,000
Holdings Count | Holding	223
Investment Company Portfolio Turnover	4.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$862	223	4.07%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
C000246537 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$31	0.63%*
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[5]
Material Change Date	Mar. 29, 2025
Net Assets	$ 862,000,000
Holdings Count | Holding	223
Investment Company Portfolio Turnover	4.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$862	223	4.07%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective March 29, 2025, BNY Mellon Investment Adviser, Inc. terminated the direct expenses fee waiver on Class Z shares of .55% of the value of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective March 29, 2025, BNY Mellon Investment Adviser, Inc. terminated the direct expenses fee waiver on Class Z shares of .55% of the value of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.